Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ 299,028	$ 121,305	$ (83,400)
Earnings attributable to common shareholders	219,199	52,689
Convertible Series A preferred shares	38,390
Earnings attributable to common shareholders plus assumed conversion	257,589	52,689
Loss attributable to common shareholders			(141,132)
Earnings attributable to common shareholders, shares	65,273,000	62,923,240
Share-based compensation, shares	306,000	238,000
Contingent consideration , shares	567,000	1,236,000
Shares held in escrow (note 3)	47,000	545,000
Convertible Series A preferred shares, shares	21,641,000
Earnings attributable to common shareholders plus assumed conversion, shares	87,834,000	64,942,240
Loss attributable to common shareholders, shares			69,217,000
Earnings attributable to common shareholders, per share amount	$ 3.36	$ 0.84	$ (2.04)
Earnings attributable to common shareholders plus assumed conversion, per share amount	$ 2.93	$ 0.81	$ (2.04)
Loss attributable to common shareholders, per share amount			$ (2.04)
Series A preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(38,390)	(34,195)	(30,295)
Series B preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends			1,060
Series C preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	(34,035)	(34,112)	(28,497)
Series C preferred share repurchases	(660)
Series D preferred shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred share dividends	$ (6,744)	$ (309)